Private Placement (Details Narrative) - USD ($)	Oct. 28, 2025	Dec. 13, 2021	Dec. 09, 2021	Dec. 31, 2024	Dec. 03, 2024	Nov. 28, 2023	Mar. 06, 2023
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock	8,000,000
Shares issued price per share				$ 11.77	$ 11.77	$ 10.82	$ 10.35
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock		570,000	570,000
Shares issued price per share		$ 10.00	$ 10.00
Proceeds from sale of private units		$ 5,700,000	$ 5,700,000
Sale of stock description		Each whole Private Placement Unit consists of one share, one warrant (each a “Private Placement Warrant” and collectively the “Private Placement Warrants”) and one right to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination. Each whole Private Placement Warrant will be exercisable to purchase one-half of one share of common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.	Each whole Private Placement Unit consists of one share, one warrant (each a “Private Placement Warrant” and collectively the “Private Placement Warrants”) and one right to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination. Each whole Private Placement Warrant will be exercisable to purchase one-half of one share of common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless.